Schedule of summary of lease cost (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Leases
Amortization of right-of-use assets	$ 97,759	$ 128,973	$ 10,993
Interest of lease liabilities	$ 6,647	$ 8,770	$ 992